EXPENSES BY NATURE - Depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and Amortization [Line Items]
Depreciation and amortisation expense	$ (6,390)	$ (6,052)	$ (4,995)
Right of use assets	(2,781)	(2,027)	(1,628)
Property, plant and equipment
Depreciation and Amortization [Line Items]
Depreciation and amortisation expense	(2,158)	(2,044)	(1,763)
Intangible fixed assets
Depreciation and Amortization [Line Items]
Depreciation and amortisation expense	$ (4,232)	$ (4,008)	$ (3,232)